NET INCOME(LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income (loss) attributable to AirNet Technology Inc.'s ordinary shareholders	$ (17,335)	$ 7,527	$ (31,477)
Weighted average ordinary shares outstanding used in computing net loss per ordinary share
Basic	175,628,125	125,795,606	125,664,777
Diluted	175,628,125	125,795,606	125,664,777
Weighted average shares used in calculating loss per ADS
Basic	175,628,125	125,795,606	125,664,777
Diluted	175,628,125	125,795,606	125,664,777
Net loss per ordinary share
Basic	$ (0.10)	$ 0.06	$ (0.25)
Diluted	(0.10)	0.06	(0.25)
Net loss per ADS
Basic	(0.10)	0.06	(0.25)
Diluted	$ (0.10)	$ 0.06	$ (0.25)
ADS [Member]
Weighted average ordinary shares outstanding used in computing net loss per ordinary share
Basic	17,562,812	12,579,561	12,566,478
Diluted	17,562,812	12,579,561	12,566,478
Weighted average shares used in calculating loss per ADS
Basic	17,562,812	12,579,561	12,566,478
Diluted	17,562,812	12,579,561	12,566,478
Net loss per ordinary share
Basic	$ (0.99)	$ 0.60	$ (2.50)
Diluted	(0.99)	0.60	(2.50)
Net loss per ADS
Basic	(0.99)	0.60	(2.50)
Diluted	$ (0.99)	$ 0.60	$ (2.50)